Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The following tables present our revenue disaggregated by geographical areas (in thousands):

	Three Months Ended March 31, 2020
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$14,058	$4,059	$1,153	$—	$19,270
Boston, MA Area	3	6,788	995	1,233	—	9,016
Dallas / Ft. Worth Area	7	13,128	3,921	959	—	18,008
Houston, TX Area	3	5,106	2,291	188	—	7,585
Los Angeles, CA Metro Area	6	16,212	3,357	1,085	—	20,654
Miami, FL Metro Area	3	8,142	2,441	207	—	10,790
Minneapolis - St. Paul, MN - WI Area	4	4,570	1,259	590	—	6,419
Nashville, TN Area	1	9,538	5,100	888	—	15,526
New York / New Jersey Metro Area	7	14,335	3,403	1,100	—	18,838
Orlando, FL Area	3	6,913	427	678	—	8,018
Philadelphia, PA Area	3	3,687	688	161	—	4,536
San Diego, CA Area	2	3,344	247	238	—	3,829
San Francisco - Oakland, CA Metro Area	7	16,092	2,068	648	—	18,808
Tampa, FL Area	2	6,609	2,141	351	—	9,101
Washington D.C. - MD - VA Area	9	20,446	4,388	1,977	—	26,811
Other Areas	47	65,318	10,996	5,530	—	81,844
Orlando WorldQuest	—	1,031	25	347	—	1,403
Sold properties	1	490	144	15	—	649
Corporate	—	—	—	—	772	772
Total	117	$215,807	$47,950	$17,348	$772	$281,877

	Three Months Ended March 31, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$20,276	$5,043	$1,195	$—	$26,514
Boston, MA Area	3	9,470	1,601	812	—	11,883
Dallas / Ft. Worth Area	7	15,904	4,776	885	—	21,565
Houston, TX Area	3	6,641	2,561	199	—	9,401
Los Angeles, CA Metro Area	6	20,544	4,593	1,166	—	26,303
Miami, FL Metro Area	3	8,910	2,788	225	—	11,923
Minneapolis - St. Paul, MN - WI Area	4	6,369	1,622	793	—	8,784
Nashville, TN Area	1	12,082	5,198	697	—	17,977
New York / New Jersey Metro Area	7	18,877	4,706	766	—	24,349
Orlando, FL Area	3	8,986	536	460	—	9,982
Philadelphia, PA Area	3	4,667	793	156	—	5,616
San Diego, CA Area	2	4,329	402	219	—	4,950
San Francisco - Oakland, CA Metro Area	7	21,625	2,338	567	—	24,530
Tampa, FL Area	2	8,134	2,713	269	—	11,116
Washington D.C. - MD - VA Area	9	25,755	5,450	1,811	—	33,016
Other Areas	47	80,378	14,415	5,300	—	100,093
Orlando WorldQuest	—	1,186	15	393	—	1,594
Sold properties	5	6,248	1,511	291	—	8,050
Corporate	—	—	—	—	1,072	1,072
Total	121	$280,381	$61,061	$16,204	$1,072	$358,718

Revenue
For the years ended December 31, 2019, 2018, and 2017, we recorded $0, $2.6 million, and $0 of business interruption income for the Hilton St. Petersburg Bayfront and Key West Crowne Plaza related to a settlement for lost profits from the BP Deepwater Horizon oil spill in the Gulf of Mexico in 2010. In 2019, we recorded $172,000 of miscellaneous business interruption income. Business interruption income is included in "other" hotel revenue in our consolidated statements of operations.
Taxes specifically collected from customers and submitted to taxing authorities are not recorded in revenue. Interest income is recognized when earned.
The following tables present our revenue disaggregated by geographical areas (in thousands):

	Year Ended December 31, 2019
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$72,572	$18,878	$4,650	$—	$96,100
Boston, MA Area	3	61,222	7,943	3,773	—	72,938
Dallas / Ft. Worth Area	7	59,926	15,814	3,486	—	79,226
Houston, TX Area	3	26,038	9,208	809	—	36,055
Los Angeles, CA Metro Area	6	78,689	16,117	5,237	—	100,043
Miami, FL Metro Area	3	27,857	9,277	938	—	38,072
Minneapolis - St. Paul, MN - WI Area	4	32,073	7,997	3,727	—	43,797
Nashville, TN Area	1	51,628	22,356	2,356	—	76,340
New York / New Jersey Metro Area	7	98,961	24,239	3,461	—	126,661
Orlando, FL Area	3	30,400	1,865	1,737	—	34,002
Philadelphia, PA Area	3	24,469	3,903	723	—	29,095
San Diego, CA Area	2	17,838	1,395	1,015	—	20,248
San Francisco - Oakland, CA Metro Area	7	91,081	9,628	2,627	—	103,336
Tampa, FL Area	2	25,187	7,858	1,112	—	34,157
Washington D.C. - MD - VA Area	9	124,056	26,231	8,333	—	158,620
Other Areas	48	343,813	58,878	23,567	—	426,258
Orlando WorldQuest	—	4,066	102	1,333	—	5,501
Sold properties	4	15,111	2,228	769	—	18,108
Corporate	—	—	—	—	4,202	4,202
Total	121	$1,184,987	$243,917	$69,653	$4,202	$1,502,759

	Year Ended December 31, 2018
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$66,688	$17,060	$5,217	$—	$88,965
Boston, MA Area	3	60,232	7,725	3,468	—	71,425
Dallas / Ft. Worth Area	7	61,910	16,746	3,602	—	82,258
Houston, TX Area	3	26,783	9,214	854	—	36,851
Los Angeles, CA Metro Area	6	77,976	15,645	4,702	—	98,323
Miami, FL Metro Area	3	28,366	9,009	997	—	38,372
Minneapolis - St. Paul, MN - WI Area	4	36,138	9,618	4,602	—	50,358
Nashville, TN Area	1	50,120	13,116	1,783	—	65,019
New York / New Jersey Metro Area	6	74,441	23,029	2,899	—	100,369
Orlando, FL Area	3	28,966	1,570	1,325	—	31,861
Philadelphia, PA Area	3	24,385	4,534	869	—	29,788
San Diego, CA Area	2	18,392	1,075	971	—	20,438
San Francisco - Oakland, CA Metro Area	6	81,368	7,726	2,562	—	91,656
Tampa, FL Area	2	22,896	6,459	1,542	—	30,897
Washington D.C. - MD - VA Area	9	113,902	23,673	6,695	—	144,270
Other Areas	48	330,898	55,358	23,245	—	409,501
Orlando WorldQuest	—	4,429	130	1,188	—	5,747
Sold properties	7	26,797	2,624	1,261	—	30,682
Corporate	—	—	—	—	4,009	4,009
Total	122	$1,134,687	$224,311	$67,782	$4,009	$1,430,789

	Year ended December 31, 2017
Primary Geographical Market	Number of Hotels	Rooms	Food and Beverage	Other Hotel	Other	Total
Atlanta, GA Area	9	$67,463	$17,526	$4,979	$—	$89,968
Boston, MA Area	3	58,719	8,265	3,217	—	70,201
Dallas / Ft. Worth Area	7	61,086	16,887	3,258	—	81,231
Houston, TX Area	3	27,965	9,162	738	—	37,865
Los Angeles, CA Metro Area	6	77,224	15,503	4,592	—	97,319
Miami, FL Metro Area	3	28,833	9,057	992	—	38,882
Minneapolis - St. Paul, MN - WI Area	4	36,156	9,740	4,391	—	50,287
Nashville, TN Area	1	50,530	16,979	1,629	—	69,138
New York / New Jersey Metro Area	6	73,670	24,876	2,528	—	101,074
Orlando, FL Area	3	30,053	1,851	736	—	32,640
Philadelphia, PA Area	3	23,434	4,052	725	—	28,211
San Diego, CA Area	2	18,044	1,512	769	—	20,325
San Francisco - Oakland, CA Metro Area	6	77,713	8,073	2,033	—	87,819
Tampa, FL Area	3	23,775	6,699	760	—	31,234
Washington D.C. - MD - VA Area	9	111,928	23,896	5,094	—	140,918
Other Areas	48	327,697	54,716	18,822	—	401,235
Orlando WorldQuest	—	4,946	141	1,224	—	6,311
Sold properties	10	43,899	5,842	1,717	—	51,458
Corporate	—	—	—	—	3,154	3,154
Total	126	$1,143,135	$234,777	$58,204	$3,154	$1,439,270